LEASES - Operating leases as lessor (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LEASES
Minimum future operating lease payments to be received	$ 784,619	$ 880,207
Operating lease income	$ 787,561	$ 577,449
Minimum
LEASES
Term of operating leases	1 year	1 year
Maximum
LEASES
Term of operating leases	10 years	10 years
Less than 1 year
LEASES
Minimum future operating lease payments to be received	$ 400,296	$ 343,516
Between 1 and 5 years
LEASES
Minimum future operating lease payments to be received	308,802	465,069
Greater than 5 years
LEASES
Minimum future operating lease payments to be received	$ 75,521	$ 71,622